T. ROWE PRICE U.S. EQUITY RESEARCH ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.6%
COMMUNICATION SERVICES 10.4%
Entertainment 1.4%
Live Nation Entertainment (1)	9,514	1,451
Netflix (1)	212,721	20,453
Spotify Technology (1)	2,080	1,009
TKO Group Holdings	20,004	4,034
Walt Disney	30,137	2,904
		29,851
Interactive Media & Services 7.9%
Alphabet, Class A	172,035	49,471
Alphabet, Class C	231,290	66,348
Meta Platforms, Class A	87,837	50,254
		166,073
Wireless Telecommunication Services 1.1%
T-Mobile US	102,730	21,576
		21,576
Total Communication Services		217,500
CONSUMER DISCRETIONARY 9.6%
Automobiles 1.9%
General Motors	44,368	3,306
Tesla (1)	99,775	37,091
		40,397
Broadline Retail 3.8%
Amazon.com (1)	379,207	78,977
eBay	9,300	847
		79,824
Hotels, Restaurants & Leisure 1.8%
Airbnb, Class A (1)	6,530	825
Booking Holdings	1,482	6,240
Chipotle Mexican Grill (1)	111,454	3,568
Darden Restaurants	3,408	668
Domino's Pizza	3,041	1,091
DoorDash, Class A (1)	9,167	1,376
Hilton Worldwide Holdings	16,798	5,108
Las Vegas Sands	22,758	1,226
McDonald's	35,858	11,144
Royal Caribbean Cruises	8,240	2,267
Starbucks	12,990	1,164
Viking Holdings (1)	15,662	1,151
Wingstop	4,347	674

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Yum! Brands	6,600	1,026
		37,528
Household Durables 0.1%
PulteGroup	26,521	3,119
		3,119
Specialty Retail 2.0%
AutoZone (1)	986	3,331
Carvana (1)	8,772	2,758
Home Depot	41,038	13,497
Lowe's	17,738	4,191
O'Reilly Automotive (1)	47,571	4,391
Ross Stores	14,787	3,203
TJX	45,742	7,305
Tractor Supply	22,600	1,024
Ulta Beauty (1)	2,715	1,419
		41,119
Total Consumer Discretionary		201,987
CONSUMER STAPLES 5.0%
Beverages 1.1%
Coca-Cola	171,364	13,032
Keurig Dr Pepper	88,385	2,327
Monster Beverage (1)	33,818	2,450
PepsiCo	35,440	5,504
		23,313
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale	16,405	16,346
Sysco	2,500	178
Target	4,460	541
Walmart	166,874	20,739
		37,804
Food Products 0.2%
Lamb Weston Holdings	10,560	446
Magnum Ice Cream (1)	9,601	144
McCormick	6,114	308
Mondelez International	45,092	2,599
Tyson Foods, Class A	8,019	514
		4,011
Household Products 0.9%
Colgate-Palmolive	49,231	4,196
Procter & Gamble	99,378	14,354
		18,550

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Personal Care Products 0.3%
elf Beauty (1)	13,650	827
Estee Lauder, Class A	22,606	1,623
Kenvue	67,248	1,159
Unilever, ADR	45,230	2,577
		6,186
Tobacco 0.7%
Altria Group	50,013	3,301
Philip Morris International	66,362	10,972
		14,273
Total Consumer Staples		104,137
ENERGY 4.1%
Energy Equipment & Services 0.3%
Baker Hughes	50,187	3,064
SLB	84,100	4,322
		7,386
Oil, Gas & Consumable Fuels 3.8%
Chevron	82,808	17,133
ConocoPhillips	77,110	10,179
Diamondback Energy	17,568	3,475
EOG Resources	18,153	2,624
EQT	51,110	3,253
Expand Energy	4,244	466
Exxon Mobil	138,249	23,455
Phillips 66	22,726	4,140
Targa Resources	16,938	4,247
Valero Energy	16,630	4,109
Williams	79,464	5,783
		78,864
Total Energy		86,250
FINANCIALS 13.3%
Banks 3.7%
Bank of America	298,512	14,552
Citigroup	115,683	13,120
East West Bancorp	21,174	2,260
Fifth Third Bancorp	51,293	2,383
Huntington Bancshares	160,768	2,516
JPMorgan Chase	95,811	28,184
KeyCorp	84,570	1,696
Popular	6,926	929
Truist Financial	5,743	264
U.S. Bancorp	133,080	6,921
Wells Fargo	35,196	2,802

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Western Alliance Bancorp	15,887	1,126
		76,753
Capital Markets 3.3%
Ares Management	20,091	2,192
Bank of New York Mellon	42,309	5,019
Blackrock	5,743	5,523
Blackstone	11,436	1,315
Cboe Global Markets	2,057	578
Charles Schwab	92,845	8,726
CME Group	3,268	965
Goldman Sachs Group	8,923	7,549
Intercontinental Exchange	38,240	6,014
Invesco	47,434	1,152
KKR	38,115	3,526
LPL Financial Holdings	2,900	872
Moody's	7,825	3,414
Morgan Stanley	51,186	8,424
MSCI	2,700	1,455
Robinhood Markets, Class A (1)	19,574	1,356
S&P Global	13,168	5,601
TPG	25,711	1,042
Tradeweb Markets, Class A	35,797	4,212
		68,935
Consumer Finance 0.5%
American Express	14,349	4,340
Capital One Financial	26,666	4,865
Figure Technology Solutions, Class A (1)	42,756	1,452
		10,657
Financial Services 3.8%
Apollo Global Management	21,697	2,417
Berkshire Hathaway, Class B (1)	44,208	21,184
Block (1)	90,637	5,455
Corebridge Financial	43,774	1,044
Corpay (1)	9,536	2,775
Equitable Holdings	76,120	2,825
Fiserv (1)	11,785	658
Global Payments	19,125	1,287
Klarna Group (1)	9,733	127
Mastercard, Class A	33,554	16,766
Rocket, Class A (1)	25,272	360
Visa, Class A	72,828	22,012
Voya Financial	32,168	2,198
		79,108

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Insurance 2.0%
Allstate	31,146	6,458
American International Group	45,500	3,424
Aon, Class A	14,114	4,556
Axis Capital Holdings	9,468	960
Chubb	29,863	9,733
Marsh & McLennan	48,353	8,387
MetLife	68,863	4,870
Progressive	11,651	2,310
Willis Towers Watson	6,614	1,922
		42,620
Total Financials		278,073
HEALTH CARE 9.4%
Biotechnology 1.8%
AbbVie	61,409	13,356
Amgen	13,989	4,922
Gilead Sciences	62,830	8,757
Natera (1)	14,432	2,886
Regeneron Pharmaceuticals	2,578	1,992
Vertex Pharmaceuticals (1)	11,845	5,289
		37,202
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	65,397	6,714
Becton Dickinson & Company	2,900	456
Boston Scientific (1)	82,573	5,182
Edwards Lifesciences (1)	51,109	4,093
Intuitive Surgical (1)	15,402	7,100
Medkine, Class A (1)	11,154	496
Medtronic	26,664	2,311
ResMed	2,993	672
Stryker	16,873	5,544
		32,568
Health Care Providers & Services 1.7%
BrightSpring Health Services (1)	21,073	898
Cardinal Health	14,719	3,110
Cencora	10,257	3,222
Centene (1)	22,518	737
Cigna	4,464	1,191
CVS Health	69,044	4,959
Elevance Health	5,922	1,734
Guardant Health (1)	33,328	3,078
McKesson	2,783	2,408
Quest Diagnostics	4,629	907
Tenet Healthcare (1)	13,167	2,485

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
UnitedHealth Group	38,474	10,411
		35,140
Life Sciences Tools & Services 0.9%
Charles River Laboratories International (1)	8,014	1,382
Danaher	29,825	5,655
IQVIA Holdings (1)	4,907	837
Revvity	8,514	746
Thermo Fisher Scientific	16,762	8,239
West Pharmaceutical Services	5,936	1,488
		18,347
Pharmaceuticals 3.5%
Bristol-Myers Squibb	77,227	4,684
Eli Lilly	31,445	28,922
Johnson & Johnson	81,650	19,958
Merck	104,208	12,535
Pfizer	158,728	4,457
Viatris	236,702	3,198
Zoetis	6,970	824
		74,578
Total Health Care		197,835
INDUSTRIALS & BUSINESS SERVICES 8.2%
Aerospace & Defense 2.2%
Axon Enterprise (1)	4,200	1,784
Boeing (1)	39,527	7,867
GE Aerospace	48,124	13,656
Howmet Aerospace	21,578	4,973
L3Harris Technologies	8,306	2,867
Northrop Grumman	9,799	6,685
RTX	28,119	5,424
TransDigm Group	1,668	1,933
		45,189
Building Products 0.4%
Carrier Global	42,755	2,407
Johnson Controls International	25,305	3,314
Trane Technologies	7,103	2,960
		8,681
Commercial Services & Supplies 0.3%
Cintas	16,006	2,708
Waste Connections	11,895	1,932
Waste Management	11,868	2,727
		7,367

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Construction & Engineering 0.1%
API Group (1)	53,189	2,155
		2,155
Electrical Equipment 0.8%
Eaton	7,114	2,545
Emerson Electric	23,824	3,121
GE Vernova	5,018	4,380
Vertiv Holdings, Class A	26,751	6,703
		16,749
Ground Transportation 1.0%
Canadian National Railway	25,425	2,613
CSX	162,240	6,660
Old Dominion Freight Line	24,384	4,765
Saia (1)	14,357	5,043
Uber Technologies (1)	21,990	1,582
Union Pacific	1,366	331
		20,994
Industrial Conglomerates 0.3%
3M	14,210	2,064
Honeywell International	15,556	3,516
		5,580
Machinery 2.6%
Caterpillar	22,467	15,917
Cummins	963	518
Deere	15,152	8,535
Dover	12,581	2,623
Esab	23,647	2,286
Fortive	80,640	4,458
Ingersoll-Rand	25,998	2,083
Middleby (1)	16,692	2,213
PACCAR	46,227	5,339
Parker-Hannifin	8,766	7,848
Pentair	20,314	1,770
Stanley Black & Decker	13,770	978
Xylem	1,760	210
		54,778
Passenger Airlines 0.1%
United Airlines Holdings (1)	28,338	2,609
		2,609
Professional Services 0.2%
Booz Allen Hamilton	13,108	1,023
Equifax	2,779	500

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Verisk Analytics	10,061	1,909
		3,432
Trading Companies & Distributors 0.2%
SiteOne Landscape Supply (1)	5,864	780
WW Grainger	3,310	3,611
		4,391
Total Industrials & Business Services		171,925
INFORMATION TECHNOLOGY 33.0%
Communications Equipment 1.7%
Arista Networks (1)	50,273	6,172
Ciena (1)	19,528	7,581
Cisco Systems	189,252	14,684
Lumentum Holdings (1)(2)	6,514	4,578
Motorola Solutions	6,108	2,651
		35,666
Electronic Equipment, Instruments & Components 1.5%
Amphenol, Class A	52,498	6,633
Corning	41,834	5,688
Jabil	9,414	2,501
Keysight Technologies (1)	21,810	6,158
TE Connectivity	27,802	5,811
Teledyne Technologies (1)	8,327	5,038
		31,829
IT Services 0.2%
Akamai Technologies (1)	18,400	2,113
International Business Machines	13,283	3,220
		5,333
Semiconductors & Semiconductor Equipment 14.5%
Advanced Micro Devices (1)	76,650	15,593
Analog Devices	18,462	5,874
Applied Materials	38,554	13,177
Broadcom	189,410	58,624
Intel (1)	203,719	8,990
KLA	4,001	5,891
Lam Research	38,946	8,321
Micron Technology	43,575	14,722
Monolithic Power Systems	3,042	3,326
NVIDIA	928,727	161,970
Qnity Electronics	7,714	890
Teradyne	10,379	3,077
Texas Instruments	13,716	2,663
		303,118

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Software 7.5%
Adobe (1)	10,531	2,560
AppLovin, Class A (1)	13,037	5,189
Autodesk (1)	6,411	1,535
Crowdstrike Holdings, Class A (1)	4,695	1,833
Descartes Systems Group (1)	30,686	2,196
Fair Isaac (1)	397	424
Figma, Class A (1)(2)	16,908	357
Fortinet (1)	5,321	435
HubSpot (1)	1,696	414
Intuit	11,385	4,923
Microsoft	280,515	103,838
Oracle	62,446	9,186
Palantir Technologies, Class A (1)	63,200	9,245
Palo Alto Networks (1)	16,472	2,641
PTC (1)	4,405	628
Salesforce.com	33,119	6,182
ServiceNow (1)	45,647	4,772
		156,358
Technology Hardware, Storage & Peripherals 7.6%
Apple	574,422	145,783
Dell Technologies, Class C	12,800	2,101
Sandisk (1)	3,956	2,513
Seagate Technology Holdings	16,262	6,371
Western Digital	11,836	3,201
		159,969
Total Information Technology		692,273
MATERIALS 2.2%
Chemicals 1.1%
CF Industries Holdings	9,704	1,260
Corteva	23,892	2,000
Dow	7,481	312
Ecolab	8,073	2,147
Linde	23,619	11,709
LyondellBasell Industries, Class A	19,900	1,603
Mosaic	45,751	1,167
RPM International	3,029	301
Sherwin-Williams	9,783	3,136
		23,635
Construction Materials 0.3%
CRH	24,598	2,586
Martin Marietta Materials	4,446	2,617
		5,203

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Containers & Packaging 0.2%
Ball	27,268	1,612
International Paper	57,092	2,038
Packaging of America	4,727	1,003
		4,653
Metals & Mining 0.5%
Agnico Eagle Mines	3,679	747
Franco-Nevada	15,864	3,919
Freeport-McMoRan	51,705	3,039
Steel Dynamics	14,616	2,631
		10,336
Paper & Forest Products 0.1%
West Fraser Timber (2)	21,266	1,389
		1,389
Total Materials		45,216
REAL ESTATE 1.8%
Health Care REITs 0.3%
Ventas, REIT	20,023	1,637
Welltower, REIT	27,695	5,476
		7,113
Industrial REITs 0.4%
Prologis, REIT	43,245	5,716
Rexford Industrial Realty, REIT	76,801	2,514
		8,230
Office REITs 0.0%
BXP, REIT	12,337	640
		640
Real Estate Management & Development 0.2%
CBRE Group, Class A (1)	20,518	2,780
CoStar Group (1)	16,989	685
		3,465
Residential REITs 0.2%
AvalonBay Communities, REIT	7,803	1,275
Equity LifeStyle Properties, REIT	6,433	401
Essex Property Trust, REIT	5,663	1,370
Sun Communities, REIT	6,177	778
		3,824
Retail REITs 0.2%
Kimco Realty, REIT	34,365	772
Regency Centers, REIT	12,689	960

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Simon Property Group, REIT	9,332	1,741
		3,473
Specialized REITs 0.5%
American Tower, REIT	11,042	1,906
CubeSmart, REIT	19,741	723
Equinix, REIT	5,668	5,556
Public Storage, REIT	8,845	2,396
		10,581
Total Real Estate		37,326
UTILITIES 2.6%
Electric Utilities 1.6%
Alliant Energy	72,945	5,235
Constellation Energy	4,080	1,139
NextEra Energy	102,552	9,525
PG&E	247,718	4,353
Southern	63,845	6,162
Xcel Energy	77,937	6,191
		32,605
Gas Utilities 0.1%
Atmos Energy	16,211	2,995
		2,995
Independent Power & Renewable Electricity Producer 0.2%
Vistra	25,870	3,889
		3,889
Multi-Utilities 0.7%
Ameren	17,834	1,960
CMS Energy	24,392	1,892
Consolidated Edison	36,265	4,104
DTE Energy	15,078	2,205
Sempra	50,351	4,893
		15,054
Total Utilities		54,543
Total Common Stocks (Cost $1,839,666)		2,087,065
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 3.60% (3)	8,144,847	8,145
Total Short-Term Investments (Cost $8,145)		8,145

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.0%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4)	566,706	567
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		567
Total Securities Lending Collateral (Cost $567)		567
Total Investments in Securities 100.0% of Net Assets (Cost $1,848,378)		$2,095,777
Other Assets Less Liabilities (0.0%)		(974)
Net Assets 100.0%		$2,094,803

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2026.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Treasury Reserve Fund	$3,637	¤	¤	$567
	Total			$567^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $567.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Equity Research ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF967-054Q1
03/26